Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstarct]
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

Warrants issued to AUM Media Inc. (“AMI”)

On February 26, 2025, the Company issued warrants to AMI to purchase up to 50,000 ordinary shares at an exercise price of $5.50 per share for a period of three years till February 26, 2028 (the “AMI Warrants”). The issuance of warrants was to compensate portion of the consulting services provided by AMI for the year ended December 31, 2025.

AMI Warrants was classified as equity (Note 13). The fair value of AMI Warrants was determined using a binomial model. The following table summarizes the assumptions used in estimating the fair value of AMI Warrants on February 26, 2025.

February 26, 2025
Stock price	$3.70
Expected volatility (%)	46.25%
Risk-free interest rate	3.69%
Expected terms (in years)	3
Expected dividends (%)	0%

On February 26, 2025, the fair value of AMI Warrants was $36,000. The Company recognized the expenses using the straight-line method. For the three months ended June 30, 2026 and 2025, the Company recognized expenses of $nil and $9,000 as “general and administrative expenses”, with a corresponding account charged to additional paid-in capital. For the six months ended June 30, 2026 and 2025, the Company recognized expenses of $nil and $18,000 as “general and administrative expenses”, with a corresponding account charged to additional paid-in capital.

Restricted shares under TOYO ESOP

The Company has TOYO ESOP, under which the Company may grant share incentive awards, including options, restricted shares and restricted share units, to eligible service providers in order to attract, retain and motivate the talent for which the Company competes. The number of ordinary shares initially be approved for issuance under the TOYO ESOP (the “Share Limit”) is 4,440,500 shares. Subject to the authorized share capital as provided in the memorandum of association and articles of association of TOYO then in effect, the Share Limit will be increased automatically on January 1st of each calendar year during the term of the TOYO ESOP commencing on January 1st 2025 (each, an “Evergreen Date”), by an amount equal to one percent (1%) of the total number of outstanding shares of TOYO on the end of the calendar year immediately preceding the applicable Evergreen Date. The shares that TOYO issues under the TOYO ESOP may be newly issued shares, treasury shares or shares purchased on the open market. If an award is terminated, forfeited, expires or lapses for any reason, any shares subject to such award may be used again for new grants under the TOYO ESOP. Unless otherwise expressly provided in the TOYO ESOP, by applicable laws and by the notice of grant, an award is non-transferable and will not be subject in any manner to sale, transfer, anticipation, alienation, assignment, pledge, encumbrance, or charge.

On August 29, 2025, the Company granted an aggregated 2,450,957 restricted shares, under TOYO ESOP, to management, consultants and certain employees of Abalance Corporation, the Company’s ultimate shareholder. The grant-date fair value of these restricted shares were $5.64 by reference to closing market price prevailing on the grant date. In September 2025, the Company issued the shares in an escrow account, which released the restricted shares to recipients upon vesting schedule.

As of June 30, 2026 and December 31, 2025, the Company had 2,450,957 and 1,404,000 restricted shares outstanding. For the six months ended June 30, 2026 and 2025, the Company recognized share-based compensation expenses of $154,900 and $nil in the account of “general and administrative expenses” in unaudited condensed consolidated statements of operations and comprehensive income.

The details were as the following:

Recipients	Granted and issued shares	Outstanding shares as of June 30, 2026	Outstanding shares as of December 31, 2025	Share compensation expenses recognized in the three months ended June 30, 2026
Restricted shares issued to management:
Management (a)	810,000	810,000	-	$-
Independent directors (b)	24,000	24,000	24,000	-
	834,000	834,000	24,000	$-
Restricted shares issued to non-employees:
Three consultants (c)	1,380,000	1,380,000	1,380,000	$-
One consultant (d)	110,000	110,000	-	154,900
Employees of Abalance Corporation (e)	126,957	126,957	-	$-
	1,616,957	1,616,957	1,380,000	154,900
	2,450,957	2,450,957	1,404,000	$154,900

(a)	The Company granted 810,000 restricted shares to management, which were vested on January 1, 2026 subject to service conditions. The Company recognized share-based compensation expenses in straight-line method over the service period from August 29, 2025 through December 31, 2025. As of December 31, 2025, there were no unrecognized share-based compensation expenses. Since the restricted shares were not vested until January 1, 2026, the Company had 810,000 and nil restricted shares outstanding as of June 30, 2026 and December 31, 2025, respectively.

(b)	The Company granted 24,000 restricted shares to three independent directors as award for past services. The restricted shares were immediately vested and the Company recognized share-based compensation expenses on grant date.

(c)	The Company granted an aggregated 1,380,000 restricted shares to three consultants as awards for full operation of the Company’s manufacturing facilities in Texas and Ethiopia. The performance conditions were met in the year ended December 31, 2025 and the Company fully recognized share-based compensation expenses in the year ended December 31, 2025.

(d)	The Company also granted and issued 110,000 restricted shares to another consultant which was subject to a six-month service condition. The Company recognized share-based compensation expenses in straight-line method over the service period from August 29, 2025 through February 28, 2026. As of June 30, 2026 and December 31, 2025, the Company had 110,000 and nil restricted shares outstanding, respectively. For the six months ended June 30, 2026 and 2025, the Company recognized share-based compensation expenses of $154,900.

(e)	The Company granted an aggregated 126,957 restricted shares to certain employees of the Company’s ultimate shareholders, which provided service in the Company’s Business Combination with BWAQ. These shares were awarded for their past services and were not released until January 1, 2026. The Company recognized share-based compensation expenses on grant date. As of December 31, 2025, there were no unrecognized share-based compensation expenses. Since the restricted shares were not released until January 1, 2026, the Company had 126,957 and nil restricted shares outstanding as of June 30, 2026 and December 31, 2025, respectively.

For the six months ended June 30, 2026, the transaction activities of restricted shares were as below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
Unvested restricted shares as of December 31, 2025	1,046,957	$5.64
Granted	—	$—
Vested	(1,046,957)	$5.64
Unvested restricted shares as of June 30, 2026	—	$—

As of June 30, 2026, the Company had no unrecognized share-based compensation expenses.